Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
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Investments in Associates and Joint Ventures
13.	Investments in Associates and Joint Ventures

Details of associates as of December 31, 2017, are as follows:

	Percentage of ownership (%)		Location	Date of financial statements
	2016	2017
Korea Information & Technology Fund	33.3%	33.3%	Korea	31-Dec
KT-SB Venture Investment[1]	50.0%	50.0%	Korea	31-Dec
Mongolian Telecommunications[1]	40.0%	—	Mongolia	31-Dec
KT Wibro Infra Co., Ltd.	26.2%	—	Korea	31-Dec
KT-IBKC Future Investment Fund 1[1]	50.0%	50.0%	Korea	31-Dec
KT-CKP New Media Investment Fund	49.7%	49.7%	Korea	31-Dec
K Bank Inc.[1]	—	10.0%	Korea	31-Dec

1	At the end of the reporting period, even though the Group (KT-SB Venture Investment Fund and KT-IBKC Future Investment Fund 1) has 50% ownership, the equity method of accounting has been applied as the Group, which is a limited partner of investment fund, cannot participate in determining the operating and financial policies. As of December 31, 2017, the entire shares of Mongolian Telecommunications is classified as assets held for sale, and KT Wibro Infra Co., Ltd. was liquidated during 2017. Also, 8% of non-voting convertible stock are excluded from percentage of ownership for K bank Inc.

Changes in investments in associates and joint ventures for the years ended December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures[1]		Impairment		Others		Ending
Korea Information & Technology Fund	￦	127,583	￦	—	￦	7,446	￦	—	￦	(60)	￦	134,969
KT-SB Venture Investment		4,861		—		(125)		—		—		4,736
Mongolian Telecommunications		7,483		—		32		—		(1,271)		6,244
KT Wibro Infra Co., Ltd.		69,328		—		—		(17,128)		—		52,200
KT-CKP New Media Investment Fund		3,860		—		594		—		—		4,454
Others		56,914		29,052		(5,400)		—		906		81,472

	￦	270,029	￦	29,052	￦	2,547	￦	(17,128)	￦	(425)	￦	284,075

	2017
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures[1]		Impairment		Others		Ending
Korea Information & Technology Fund	￦	134,969	￦	—	￦	4,275	￦	—	￦	290	￦	139,534
KT-SB Venture Investment		4,736		(1,069)		(725)		—		—		2,942
Mongolian Telecommunications		6,244		—		(348)		—		(5,896)		—
KT Wibro Infra Co., Ltd.		52,200		(52,200)		—		—		—		—
KT-IBKC Future Investment Fund 1		3,621		7,500		(296)		—		—		10,825
KT-CKP New Media Investment Fund		4,454		(2,970)		810		—		—		2,294
K Bank Inc.		—		26,543		(17,244)		—		32,809		42,108
Others		77,851		3,178		(1,952)		(3,662)		6,313		81,728

	￦	284,075	￦	(19,018)	￦	(15,480)	￦	(3,662)	￦	33,516	￦	279,431

1	KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in gain from associates and joint ventures of ￦1,588 million (2016: ￦52 million) recognized as operating income during the period.

Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2016 and 2017, is as follows:

(In millions of Korean won)	2016
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	154,651	￦	250,257	￦	—	￦	—
KT-SB Venture Investment		1,009		8,704		242		—
Mongolian Telecommunications		9,852		9,055		3,296		—
KT Wibro Infra Co., Ltd.		274,811		6		4,996		52
KT-CKP New Media Investment Fund		1,801		7,170		4		—

(In millions of Korean won)	2016
	Operating revenue		Profit (loss) for the year		Other comprehensive income		Total comprehensive income		Dividend received from associates
Korea Information & Technology Fund	￦	26,942	￦	22,338	￦	(9,425)	￦	12,913	￦	3,201
KT-SB Venture Investment		2		(251)		—		(251)		—
Mongolian Telecommunications		10,336		81		3,178		3,259		—
KT Wibro Infra Co., Ltd.		391		5,025		—		5,025		—
KT-CKP New Media Investment Fund		1,684		1,195		—		1,195		—

(In millions of Korean won)	2017
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	144,874	￦	273,727	￦	—	￦	—
KT-SB Venture Investment		120		5,770		6		—
KT-IBKC Future Investment Fund 1		5,499		16,302		152		—
KT-CKP New Media Investment Fund		287		4,333		—		—
K Bank Inc.		1,258,969		92,137		1,116,154		1,177

(In millions of Korean won)	2017
	Operating revenue		Profit (loss) for the year		Other comprehensive income		Total comprehensive income		Dividend received from associates
Korea Information & Technology Fund	￦	36,462	￦	12,825	￦	1,868	￦	14,693	￦	739
KT-SB Venture Investment		3		(1,449)		—		(1,449)		—
KT-IBKC Future Investment Fund 1		15		(593)		—		(593)		—
KT-CKP New Media Investment Fund		1,593		1,632		—		1,632		—
K Bank Inc.		20,926		(83,787)		(746)		(84,533)		—

Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as of and for the years end December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Net assets		Percentage of ownership	Share in net assets		Intercompany transaction and others		Carrying amount
Korea Information & Technology Fund	￦	404,908	33.3%	￦	134,969	￦	—	￦	134,969
KT-SB Venture Investment		9,471	50.0%		4,736		—		4,736
Mongolian Telecommunications		15,610	40.0%		6,244		—		6,244
KT Wibro Infra Co., Ltd.		269,769	26.2%		70,679		(18,479)		52,200
KT-CKP New Media Investment Fund		8,967	49.7%		4,454		—		4,454

	2017
(In millions of Korean won)	Net assets		Percentage of ownership	Share in net assets		Intercompany transaction and others		Carrying amount
Korea Information & Technology Fund	￦	418,601	33.3%	￦	139,534	￦	—	￦	139,534
KT-SB Venture Investment		5,884	50.0%		2,942		—		2,942
KT-IBKC Future Investment Fund 1		21,649	50.0%		10,825		—		10,825
KT-CKP New Media Investment Fund		4,620	49.7%		2,294		—		2,294
K Bank Inc.[1]		233,775	10.0%		42,108		—		42,108

1	8% of non-voting convertible stock are excluded from percentage of ownership for K bank Inc

Due to discontinuance of equity method of accounting, the Group has not recognized loss from associates and joint ventures of ￦4,391 million for the year (2015: ￦601 million, 2016: ￦1,354 million,). The accumulated comprehensive loss of associates and joint ventures as of December 31, 2017, which was not recognized by the Group is ￦17,045 million (2015: ￦51,597 million, 2016: ￦18,096 million).